FINANCIAL INSTRUMENTS (Details 26) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 47,250
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 362,311
Financial guarantee one [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 488
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee one [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Suretyship not supportive and cumulative
Description of assets pledged	0
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 92,105
Name of guarantor	Joint Ventures (Uruguay)
Financial guarantee two [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 209
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee two [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Full Guarantee
Description of assets pledged	0
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 270,000
Name of guarantor	Arauco North America, Inc.
Financial guarantee three [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 373
Name of guarantor	Railways
Financial guarantee three [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 206
Name of guarantor	Arauco Forest Brasil
Financial guarantee four [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 2,287
Name of guarantor	Ministry of Public Works (MOP)
Financial guarantee five [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 230
Name of guarantor	Illustrious municipality of Arauco
Financial guarantee six [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	0
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 15,377
Name of guarantor	Sociedad Concesionaria Autopista Costa Arauco S.A.
Financial guarantee seven [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil
Description of assets pledged	Property plant and equipment
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 27,473
Name of guarantor	BNDES
Financial guarantee eight [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil
Description of assets pledged	0
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 382
Name of guarantor	Bank Votorantim S.A.
Financial guarantee nine [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil
Description of assets pledged	0
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 431
Name of guarantor	Bank Votorantim S.A.